Other financial liabilities	12 Months Ended
Mar. 31, 2022
Other Financial Liabilities
Other financial liabilities

36 Other financial liabilities

	March 31,
	2021	2022
Non-current
Share warrants (refer to note 7)	436	-
Deposits*	269,844	-
	270,280	-
Current
Due to employees	62,230	120,756
Share warrants (refer to note 7)	31,955	-
Deposits*	-	308,701
Total	94,185	429,457

*	Deposit received from the Global Distribution System provider (GDS), which is repayable at the end of the contract and interest free nature was initially recognised at fair value. The difference between the deposit received and fair value initially recognised is treated as deferred consideration under Note 37. Deposits are subsequently measured at amortised cost and unwinding is recognised under finance cost. The deferred consideration recognised is amortised over the tenure of deposit on straight line basis and amortisation is recognised as revenue.

Warrants—Macquarie

In conjunction with various financing transactions, the Company issued warrants (except quoted warrants) to purchase the Company’s common stock and preference shares. These warrants are classified to be derivative instruments and as such, are recorded at fair value through profit and loss account. The Company estimates the fair values of the warrants at each reporting period using a Black-Scholes option-pricing model.

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)

The Company will continue to adjust the fair value of the warrant liability at the end of each reporting period for changes in fair value from the prior period until the earlier of the exercise or expiration of the applicable warrants or until such time that the warrants are no longer determined to be derivative instruments.

Warrants—Innoven

During the financial year ending March 31, 2018, the Company had further allotted warrants against the loan facility, the fair values of the warrants was taken using a Black-Scholes option-pricing model as on the date of the allotment. These warrants are classified to be equity instruments and accounted for on the same basis.

Warrants give the holder the right to purchase ordinary shares from the Company at a specific price within a certain time frame. The details of the warrants issued is as follows:

	Number of shares	Date of issue	Exercise price	Expiration date
Macquarie Corporate Holdings Pty Limited - Ordinary shares*	46,458	24-Jul-15	INR 2,040.90 ($26.90)	24-Jul-23
Innoven Capital - Ordinary shares	154,000	12-Sep-17	INR 910.44 ($12)	12-Sep-22

*	On December 16, 2016, the Parent Company converted its preference shares into ordinary shares and effectuated a reverse 5.4242194-for-one share split of its ordinary shares as well as a 5.4242194-for-one adjustment with respect to the number of ordinary shares underlying its share options and a corresponding adjustment to the exercise prices of such options.

Refer to Note 7 (considered derivative instruments) and Note 30 (considered equity), for movement in warrants during the year.